UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds

114 State Street

Suite 200

Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.

114 State Street

Suite 200

Boston, Massachusetts 02109

Registrant’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: April 30, 2019

Item 1. Schedule of Investments

The Schedules of Investments for the Green Century Funds are set forth below.

Green Century Balanced Fund

PORTFOLIO OF INVESTMENTS

April 30, 2019

(Unaudited)

	SHARES	VALUE
Common Stocks - 64.9%
Software & Services - 8.6%
Adobe, Inc. (a)	6,573	$1,901,240
Autodesk, Inc. (a)	11,965	2,132,283
Blackbaud, Inc.	16,690	1,323,350
MasterCard, Inc., Class A	23,949	6,088,794
Microsoft Corporation	56,389	7,364,403
PayPal Holdings, Inc. (a)	35,015	3,948,642
		22,758,712
Pharmaceuticals & Biotechnology - 5.5%
Celgene Corporation (a)	27,219	2,576,550
Gilead Sciences, Inc.	42,241	2,747,355
Illumina, Inc. (a)	6,759	2,108,808
IQVIA Holdings, Inc. (a)	11,283	1,567,209
Merck & Company, Inc.	55,816	4,393,277
Waters Corporation (a)	5,791	1,236,610
		14,629,809
Capital Goods - 4.9%
A.O. Smith Corporation	25,088	1,318,876
Hexcel Corporation	37,314	2,638,473
Illinois Tool Works, Inc.	11,220	1,746,169
Ingersoll-Rand PLC	26,748	3,279,572
Middleby Corporation (The) (a)	10,569	1,396,482
Wabtec Corporation	11,699	866,545
Xylem, Inc.	21,084	1,758,405
		13,004,522
Insurance - 4.4%
Aflac, Inc.	56,782	2,860,677
Lincoln National Corporation	40,366	2,693,220
Reinsurance Group of America, Inc.	16,034	2,429,311
Travelers Companies, Inc. (The)	25,349	3,643,919
		11,627,127
Retailing - 4.2%
Booking Holdings, Inc. (a)	968	1,795,630
Home Depot, Inc. (The)	13,443	2,738,339
Target Corporation	26,125	2,022,598
TJX Companies, Inc. (The)	47,508	2,607,239
Tractor Supply Company	20,224	2,093,184
		11,256,990
Media & Entertainment - 4.2%
Alphabet, Inc., Class A (a)	6,261	7,506,689
Facebook, Inc., Class A (a)	13,120	2,537,408
Omnicom Group, Inc.	15,070	1,206,052
		11,250,149
Healthcare Equipment & Services - 4.0%
Baxter International, Inc.	28,987	2,211,708
Cigna Corporation	22,049	3,502,263
Medtronic PLC (b)	22,868	2,030,907
Quest Diagnostics, Inc.	13,466	1,297,853

Stryker Corporation	8,950	$1,690,745
		10,733,476
Banks - 3.4%
East West Bancorp, Inc.	22,236	1,144,709
First Republic Bank	22,973	2,426,408
KeyCorp	133,909	2,350,103
PNC Financial Services Group, Inc. (The)	21,808	2,986,170
		8,907,390
Technology Hardware & Equipment - 3.0%
Apple, Inc.	17,962	3,604,435
Cisco Systems, Inc.	41,256	2,308,273
Palo Alto Networks, Inc. (a)	8,640	2,149,891
		8,062,599
Food & Beverage - 2.9%
General Mills, Inc.	26,428	1,360,249
McCormick & Company, Inc.	14,991	2,308,164
Unilever NV (b)	68,172	4,125,088
		7,793,501
Real Estate - 2.7%
American Tower Corporation	10,311	2,013,738
AvalonBay Communities, Inc.	10,785	2,167,030
Boston Properties, Inc.	12,467	1,715,709
HCP, Inc.	43,157	1,285,215
		7,181,692
Semiconductors - 2.3%
Analog Devices, Inc.	24,092	2,800,454
ASML Holding NV (b)	8,209	1,714,203
Xilinx, Inc.	13,861	1,665,261
		6,179,918
Materials - 2.0%
Ball Corporation	43,591	2,612,844
International Flavors & Fragrances, Inc.	19,159	2,639,919
		5,252,763
Food & Staples Retailing - 1.7%
Costco Wholesale Corporation	13,777	3,382,667
Sysco Corporation	18,023	1,268,278
		4,650,945
Renewable Energy & Energy Efficiency - 1.7%
First Solar, Inc. (a)	30,177	1,856,791
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	33,225	883,453
Ormat Technologies, Inc.	31,517	1,839,332
		4,579,576
Telecommunication Services - 1.7%
Verizon Communications, Inc.	77,199	4,415,011

Consumer Durables & Apparel - 1.3%
NIKE, Inc., Class B	19,253	1,690,991
VF Corporation	19,571	1,847,698
		3,538,689
Household & Personal Products - 1.3%
Church & Dwight Company, Inc.	28,772	2,156,462
Procter & Gamble Company (The)	12,767	1,359,430
		3,515,892
Diversified Financials - 1.2%
Bank of New York Mellon Corporation (The)	29,888	1,484,238
Charles Schwab Corporation (The)	38,304	1,753,557
		3,237,795

Utilities - 1.2%
American Water Works Company, Inc.	28,536	$3,087,310

Transportation - 0.9%
J.B. Hunt Transport Services, Inc.	9,336	882,065
United Parcel Service, Inc., Class B	14,085	1,496,109
		2,378,174
Consumer Services - 0.8%
Starbucks Corporation	27,442	2,131,695

Commercial & Professional Services - 0.5%
Verisk Analytics, Inc.	9,081	1,281,692

Automobiles & Components - 0.5%
BorgWarner, Inc.	29,100	1,215,507

Total Common Stocks (Cost $114,053,904)		172,670,934

	PRINCIPAL AMOUNT	VALUE
Bonds & Notes - 31.4%
Green and Sustainability Bonds, Renewable Energy & Energy Efficiency - 16.5%
Apple, Inc. 2.85%, due 2/23/23 (c)	$3,000,000	3,021,075
Apple, Inc. 3.00%, due 6/20/27 (c)	1,000,000	993,733
Asian Development Bank 2.125%, due 3/19/25 (b)	1,000,000	983,788
Bank of America Corporation 2.151%, due 11/9/20 (c)	1,750,000	1,736,390
Boston Properties LP 4.50%, due 12/1/28 (c)	3,000,000	3,213,423
City & County of San Francisco CA Community Facilities District No. 2014-1 2.75%, due 9/1/23	650,000	649,331
City of San Francisco CA Public Utilities Commission Water Revenue 2.806%, due 11/1/23	2,000,000	2,019,020
Digital Realty Trust LP 3.95%, due 7/1/22 (c)	2,000,000	2,056,974
European Bank for Reconstruction & Development 0.875%, due 7/22/19 (b)	1,500,000	1,494,565
European Investment Bank 2.50%, due 10/15/24 (b)	2,000,000	2,009,956
European Investment Bank 2.125%, due 4/13/26 (b)	500,000	488,659
Fannie Mae Pool 1.76%, due 7/1/23	342,282	336,930
International Bank for Reconstruction & Development 2.125%, due 3/3/25 (b)	2,000,000	1,971,918
International Finance Corporation 2.125%, due 4/7/26 (b)	500,000	488,336
Kommunalbanken AS 1.375%, due 10/26/20 (b)(d)	2,000,000	1,969,548
Korea Development Bank (The) 3.314% (LIBOR 3 Month+73 basis points), due 7/6/22 (b)(e)	1,250,000	1,255,415
Kreditanstalt fuer Wiederaufbau 1.75%, due 10/15/19 (b)	3,000,000	2,988,834
Kreditanstalt fuer Wiederaufbau 2.00%, due 11/30/21 (b)	1,000,000	992,283
National Australia Bank Ltd. 3.625%, due 6/20/23 (b)	2,000,000	2,047,138
Nederlandse Waterschapsbank NV 2.375%, due 3/24/26 (b)(d)	1,000,000	984,437
Nordic Investment Bank 2.25%, due 9/30/21 (b)	1,500,000	1,494,132

Overseas Private Investment Corporation 3.28%, due 9/15/29	$762,047	$780,674
Overseas Private Investment Corporation 3.05%, due 6/15/35	1,500,000	1,508,419
Regency Centers LP 3.75%, due 6/15/24 (c)	2,000,000	2,037,714
Starbucks Corporation 2.45%, due 6/15/26 (c)	3,000,000	2,843,355
Sumitomo Mitsui Banking Corporation 2.45%, due 10/20/20 (b)	2,000,000	1,991,848
Svensk Exportkredit AB 1.875%, due 6/23/20 (b)	1,500,000	1,490,611
		43,848,506
U.S. Government Agencies - 5.5%
Federal Farm Credit Banks 1.80%, due 6/15/20	200,000	198,747
Federal Farm Credit Banks 2.23%, due 11/15/22 (c)	1,500,000	1,489,262
Federal Farm Credit Banks 2.26%, due 11/13/24	500,000	496,111
Federal Farm Credit Banks 2.80%, due 11/12/27	3,000,000	3,009,453
Federal Farm Credit Banks 2.33%, due 9/14/29 (c)	3,000,000	2,828,565
Federal Home Loan Banks 3.89%, due 5/3/28 (c)	3,000,000	3,000,165
Federal Home Loan Mortgage Corporation 0.00%, due 11/29/19 (a)	200,000	197,105
Federal National Mortgage Association 1.70%, due 1/27/20 (c)	3,000,000	2,983,227
Overseas Private Investment Corporation 3.33%, due 5/15/33	232,578	237,175
Overseas Private Investment Corporation 3.43%, due 6/1/33	225,441	232,237
		14,672,047
Community Development Financial Institutions - 3.1%
Capital Impact Partners 2.60%, due 12/15/22	2,000,000	1,960,970
Enterprise Community Loan Fund, Inc. 4.152%, due 11/1/28 (c)	3,000,000	3,014,295
Local Initiatives Support Corporation 3.782%, due 3/1/27 (c)	2,000,000	2,001,122
Reinvestment Fund, Inc. (The) 3.78%, due 2/15/26	1,400,000	1,404,274
		8,380,661
Media & Entertainment - 2.1%
International Business Machines Corporation 8.375%, due 11/1/19	500,000	513,972
Microsoft Corporation 1.10%, due 8/8/19	3,000,000	2,988,744
Oracle Corporation 5.00%, due 7/8/19	1,000,000	1,004,308
Oracle Corporation 2.50%, due 5/15/22 (c)	1,000,000	995,252
		5,502,276
Software & Services - 1.2%
salesforce.com, Inc. 3.70%, due 4/11/28 (c)	3,000,000	3,144,477

Diversified Financials - 1.1%
Bank of New York Mellon Corporation (The) 3.55%, due 9/23/21 (c)	1,000,000	1,020,504

State Street Corporation 3.10%, due 5/15/23	$2,000,000	$2,019,700
		3,040,204
Banks - 1.0%
HSBC Holdings PLC 5.10%, due 4/5/21 (b)	1,500,000	1,563,532
JPMorgan Chase & Company 4.40%, due 7/22/20	1,000,000	1,020,515
		2,584,047
Real Estate - 0.4%
HCP, Inc. 3.875%, due 8/15/24 (c)	1,000,000	1,026,736

Telecommunication Services - 0.3%
America Movil SAB de C.V. 5.00%, due 10/16/19 (b)	750,000	758,166

Healthy Living - 0.2%
Whole Foods Market, Inc. 5.20%, due 12/3/25 (c)(d)	500,000	551,039

Total Bonds & Notes (Cost $83,207,641)		83,508,159

Certificates Of Deposit - 0.1%
Self-Help Credit Union 1.30%, due 6/21/19	95,000	94,847
Self-Help Federal Credit Union 1.40%, due 3/17/20	240,000	237,841

Total Certificates Of Deposit (Cost $335,000)		332,688

Short-term Investment - 3.2%
UMB Money Market Fiduciary Account , 0.25% (f) (Cost $8,376,711)		8,376,711

Total Short-term Investments (Cost $8,376,711)		8,376,711

TOTAL INVESTMENTS (g) - 99.6% (Cost $205,973,256)		264,888,492
Other Assets Less Liabilities - 0.4%		1,012,090
NET ASSETS -100.0%		$265,900,582

(a)	Non-income producing security.
(b)	Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	Callable.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,505,024.
(e)	Floating rate bond. Rate shown is currently in effect at April 30, 2019.
(f)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(g)	The cost of investments for federal income tax purposes is $205,848,214 resulting in gross unrealized appreciation and depreciation of $60,703,069 and $1,662,791 respectively, or net unrealized appreciation of $59,040,278.

See Notes to Schedule of Investments

Green Century Equity Fund

PORTFOLIO OF INVESTMENTS

April 30, 2019

(Unaudited)

	SHARES	VALUE
Common Stocks - 99.8%
Software & Services - 20.1%
Accenture PLC, Class A (a)	15,035	$2,746,443
Adobe, Inc. (b)	11,504	3,327,532
ANSYS, Inc. (b)	1,976	386,901
Autodesk, Inc. (b)	5,137	915,465
Automatic Data Processing, Inc.	10,315	1,695,683
Cadence Design Systems, Inc. (b)	6,644	460,961
Citrix Systems, Inc.	3,146	317,620
Cognizant Technology Solutions Corporation, Class A	13,633	994,664
FleetCor Technologies, Inc. (b)	2,090	545,386
Fortinet, Inc. (b)	3,387	316,414
International Business Machines Corporation	21,416	3,004,022
Intuit, Inc.	5,818	1,460,667
MasterCard, Inc., Class A	21,646	5,503,279
Microsoft Corporation	171,791	22,435,905
Oracle Corporation	62,462	3,456,022
salesforce.com, Inc. (b)	18,037	2,982,418
Symantec Corporation	15,114	365,910
Teradata Corporation (b)	2,717	123,542
Visa, Inc., Class A	41,445	6,814,801
VMware, Inc., Class A	1,947	397,441
Western Union Company (The)	10,435	202,856
Workday, Inc., Class A (b)	3,530	725,874
		59,179,806
Media & Entertainment - 12.0%
Alphabet, Inc., Class A (b)	7,043	8,444,275
Alphabet, Inc., Class C (b)	7,412	8,809,014
Discovery, Inc., Class A (b)	3,605	111,395
Discovery, Inc., Class C (b)	7,239	208,194
Facebook, Inc., Class A (b)	56,607	10,947,794
John Wiley & Sons, Inc., Class A	1,061	48,997
Liberty Global PLC, Class A (a)(b)	4,233	114,333
Liberty Global PLC, Series C (a)(b)	11,956	312,649
New York Times Company (The), Class A	3,021	100,146
Omnicom Group, Inc.	5,320	425,760
Scholastic Corporation	689	27,477
Walt Disney Company (The)	42,377	5,804,378
		35,354,412
Pharmaceuticals & Biotechnology - 7.3%
AbbVie, Inc.	35,451	2,814,455
Agilent Technologies, Inc.	7,485	587,573
Amgen, Inc.	15,016	2,692,669
Bio-Techne Corporation	893	182,699
Biogen, Inc. (b)	4,735	1,085,451
BioMarin Pharmaceutical, Inc. (b)	4,204	359,568
Bristol-Myers Squibb Company	38,485	1,786,859
Celgene Corporation (b)	16,496	1,561,511
Gilead Sciences, Inc.	30,497	1,983,525
IQVIA Holdings, Inc. (b)	3,769	523,514
Jazz Pharmaceuticals PLC (a)(b)	1,439	186,739
Merck & Company, Inc.	61,226	4,819,098
Mettler-Toledo International, Inc. (b)	590	439,703

Vertex Pharmaceuticals, Inc. (b)	6,005	$1,014,725
Waters Corporation (b)	1,781	380,315
Zoetis, Inc.	11,289	1,149,672
		21,568,076
Capital Goods - 6.2%
3M Company	13,717	2,599,509
A.O. Smith Corporation	3,403	178,896
AGCO Corporation	1,531	108,364
Air Lease Corporation	2,383	91,888
Allegion PLC (a)	2,241	222,374
Applied Industrial Technologies, Inc.	898	53,826
Builders FirstSource, Inc. (b)	2,585	35,621
Caterpillar, Inc.	13,922	1,941,005
Cummins, Inc.	3,586	596,316
Deere & Company	7,182	1,189,555
Dover Corporation	3,494	342,552
Eaton Corporation PLC	10,264	850,065
EMCOR Group, Inc.	1,322	111,233
Fastenal Company	6,789	478,964
Flowserve Corporation	3,117	152,827
Fortive Corporation	7,059	609,474
Fortune Brands Home & Security, Inc.	3,355	177,077
Graco, Inc.	3,932	201,515
Granite Construction, Inc.	1,102	49,469
H&E Equipment Services, Inc.	741	22,534
HD Supply Holdings, Inc. (b)	4,119	188,197
Illinois Tool Works, Inc.	7,029	1,093,923
Ingersoll-Rand PLC	5,827	714,448
Lennox International, Inc.	853	231,547
Lincoln Electric Holdings, Inc.	1,411	123,138
Masco Corporation	7,154	279,435
Meritor, Inc. (b)	1,993	48,350
Middleby Corporation (The) (b)	1,339	176,922
Owens Corning	2,515	128,944
PACCAR, Inc.	8,219	589,056
Parker-Hannifin Corporation	3,115	564,064
Quanta Services, Inc.	3,491	141,735
Rockwell Automation, Inc.	2,845	514,120
Roper Technologies, Inc.	2,451	881,625
Sensata Technologies Holding NV (b)	3,931	196,314
Snap-on, Inc.	1,323	222,634
Spirit AeroSystems Holdings, Inc.	2,491	216,468
Stanley Black & Decker, Inc.	3,547	519,990
Tennant Company	380	25,224
Timken Company (The)	1,626	77,967
United Rentals, Inc. (b)	1,907	268,734
W.W. Grainger, Inc.	1,142	322,044
WABCO Holdings, Inc. (b)	1,238	163,961
Wabtec Corporation	3,236	239,691
Wesco Aircraft Holdings, Inc. (b)	1,261	10,643
Xylem, Inc.	4,198	350,113
		18,302,351
Retailing - 5.6%
AutoNation, Inc. (b)	1,309	54,886
Best Buy Company, Inc.	5,820	433,066
Booking Holdings, Inc. (b)	1,093	2,027,504
Buckle, Inc. (The)	624	11,532
Caleres, Inc.	934	24,499
CarMax, Inc. (b)	4,093	318,681
Foot Locker, Inc.	2,723	155,783
GameStop Corporation, Class A	2,386	20,639
Gap, Inc. (The)	5,453	142,214
Home Depot, Inc. (The)	26,629	5,424,327

Kohl's Corporation	3,907	$277,788
LKQ Corporation (b)	7,486	225,329
Lowe's Companies, Inc.	19,013	2,151,131
Netflix, Inc. (b)	10,280	3,809,151
Nordstrom, Inc.	2,865	117,522
Office Depot, Inc.	11,823	28,375
Pool Corporation	956	175,655
Shutterfly, Inc. (b)	755	33,092
Signet Jewelers Ltd.	1,194	27,677
Tiffany & Company	2,572	277,313
Tractor Supply Company	2,858	295,803
Ulta Beauty, Inc. (b)	1,334	465,539
		16,497,506
Semiconductors - 5.1%
Advanced Micro Devices, Inc. (b)	22,321	616,729
Analog Devices, Inc.	8,735	1,015,356
Applied Materials, Inc.	23,194	1,022,160
Intel Corporation	107,492	5,486,392
Lam Research Corporation	3,670	761,268
Microchip Technology, Inc.	5,578	557,186
NVIDIA Corporation	13,659	2,472,279
Skyworks Solutions, Inc.	4,198	370,180
Texas Instruments, Inc.	22,616	2,664,843
		14,966,393
Diversified Financials - 4.9%
Ally Financial, Inc.	9,683	287,682
American Express Company	17,111	2,005,922
Ameriprise Financial, Inc.	3,280	481,406
Bank of New York Mellon Corporation (The)	23,361	1,160,107
BlackRock, Inc.	2,791	1,354,305
Charles Schwab Corporation (The)	28,695	1,313,657
CME Group, Inc.	8,437	1,509,379
FactSet Research Systems, Inc.	893	246,352
Franklin Resources, Inc.	7,230	250,086
Intercontinental Exchange, Inc.	13,388	1,089,114
Invesco Ltd.	9,709	213,307
Legg Mason, Inc.	2,044	68,372
Moody's Corporation	4,051	796,508
Northern Trust Corporation	4,942	487,034
S&P Global, Inc.	5,925	1,307,410
State Street Corporation	8,906	602,580
T. Rowe Price Group, Inc.	5,656	608,020
TD Ameritrade Holding Corporation	6,700	352,286
Voya Financial, Inc.	3,669	201,391
		14,334,918
Real Estate - 4.0%
American Tower Corporation	10,369	2,025,066
AvalonBay Communities, Inc.	3,277	658,448
Boston Properties, Inc.	3,626	499,010
CBRE Group, Inc., Class A (b)	7,557	393,493
Corporate Office Properties Trust	2,560	71,373
Digital Realty Trust, Inc.	4,848	570,658
Duke Realty Corporation	8,397	261,315
Equinix, Inc.	1,902	864,839
Equity Residential	8,642	660,422
Federal Realty Investment Trust	1,734	232,096
HCP, Inc.	11,124	331,273
Host Hotels & Resorts, Inc.	17,714	340,817
Iron Mountain, Inc.	6,392	207,612
Jones Lang LaSalle, Inc.	1,081	167,090
Liberty Property Trust	3,497	173,591
Macerich Company (The)	2,435	97,741

PotlatchDeltic Corporation	1,561	$60,348
Prologis, Inc.	14,803	1,134,946
Realogy Holdings Corporation	2,621	34,125
SBA Communications Corporation, Class A (b)	2,670	543,959
Simon Property Group, Inc.	7,301	1,268,184
UDR, Inc.	6,277	282,151
Vornado Realty Trust	4,016	277,666
Weyerhaeuser Company	17,709	474,601
		11,630,824
Healthcare Equipment & Services - 3.8%
ABIOMED, Inc. (b)	999	277,133
Align Technology, Inc. (b)	1,792	581,827
AmerisourceBergen Corporation	3,718	277,958
Becton, Dickinson and Company	6,329	1,523,643
Cardinal Health, Inc.	7,108	346,231
Centene Corporation (b)	9,668	498,482
Cerner Corporation (b)	6,983	464,020
Cigna Corporation	8,974	1,425,430
Cooper Companies, Inc. (The)	1,173	340,076
DENTSPLY SIRONA, Inc.	5,215	266,643
Edwards Lifesciences Corporation (b)	4,943	870,314
HCA Healthcare, Inc.	6,463	822,287
Henry Schein, Inc. (b)	3,627	232,346
Hologic, Inc. (b)	6,841	317,286
Humana, Inc.	3,221	822,676
IDEXX Laboratories, Inc. (b)	2,028	470,496
Laboratory Corporation of America Holdings (b)	2,383	381,089
MEDNAX, Inc. (b)	2,055	57,478
Patterson Companies, Inc.	2,040	44,554
Quest Diagnostics, Inc.	3,184	306,874
ResMed, Inc.	3,399	355,229
Select Medical Holdings Corporation (b)	2,694	38,713
Varian Medical Systems, Inc. (b)	2,132	290,314
		11,011,099
Technology Hardware & Equipment - 3.7%
Cisco Systems, Inc.	105,916	5,926,000
Cognex Corporation	4,057	204,594
CommScope Holding Company, Inc. (b)	4,419	109,503
Corning, Inc.	18,988	604,768
Dell Technologies, Inc. (b)	3,680	248,069
F5 Networks, Inc. (b)	1,425	223,582
Flex Ltd. (b)	12,567	138,740
Hewlett Packard Enterprise Company	34,617	547,295
HP, Inc.	37,142	740,983
Keysight Technologies, Inc. (b)	4,422	384,847
Motorola Solutions, Inc.	3,848	557,614
Plantronics, Inc.	821	42,265
TE Connectivity Ltd. (a)	8,068	771,704
Trimble, Inc. (b)	5,901	240,879
Xerox Corporation	5,079	169,435
		10,910,278
Food & Beverage - 3.6%
Archer-Daniels-Midland Company	13,178	587,739
Bunge Ltd.	3,384	177,355
Campbell Soup Company	4,276	165,438
Coca-Cola Company (The)	95,240	4,672,474
Darling Ingredients, Inc. (b)	3,786	82,573
General Mills, Inc.	14,011	721,146
Hormel Foods Corporation	6,854	273,749
Ingredion, Inc.	1,678	158,991
JM Smucker Company (The)	2,660	326,196
Kellogg Company	6,198	373,739

Kraft Heinz Company (The)	14,396	$478,523
Lamb Weston Holdings, Inc.	3,436	240,692
McCormick & Company, Inc.	2,867	441,432
Mondelez International, Inc., Class A	34,262	1,742,223
		10,442,270
Household & Personal Products - 3.4%
Avon Products, Inc. (a)(b)	9,578	30,458
Clorox Company (The)	3,015	481,586
Colgate-Palmolive Company	19,445	1,415,402
Estee Lauder Companies, Inc. (The), Class A	5,166	887,570
Kimberly-Clark Corporation	8,149	1,046,169
Procter & Gamble Company (The)	58,657	6,245,797
		10,106,982
Consumer Services - 3.1%
Aramark	5,924	184,118
Choice Hotels International, Inc.	837	69,504
Darden Restaurants, Inc.	2,957	347,743
Domino's Pizza, Inc.	929	251,369
Hilton Worldwide Holdings, Inc.	6,622	576,048
Jack in the Box, Inc.	592	45,643
Marriott International, Inc., Class A	6,859	935,705
McDonald's Corporation	18,152	3,586,291
Royal Caribbean Cruises Ltd.	3,931	475,415
Starbucks Corporation	29,219	2,269,732
Vail Resorts, Inc.	953	218,094
		8,959,662
Materials - 3.0%
Air Products & Chemicals, Inc.	5,165	1,062,905
Albemarle Corporation	2,500	187,650
Avery Dennison Corporation	2,038	225,505
Axalta Coating Systems Ltd. (b)	5,124	138,245
Ball Corporation	7,580	454,345
Compass Minerals International, Inc.	794	45,568
Domtar Corporation	1,450	70,905
Ecolab, Inc.	6,147	1,131,540
H.B. Fuller Company	1,174	57,491
International Flavors & Fragrances, Inc.	2,000	275,580
Linde PLC (a)	12,980	2,339,775
Minerals Technologies, Inc.	819	51,409
Mosaic Company (The)	8,597	224,468
Newmont Goldcorp Corporation	19,209	596,631
PPG Industries, Inc.	5,689	668,457
Schnitzer Steel Industries, Inc., Class A	525	12,453
Sealed Air Corporation	3,717	173,287
Sherwin-Williams Company (The)	1,994	906,931
Sonoco Products Company	2,373	149,641
		8,772,786
Insurance - 2.9%
Allstate Corporation (The)	8,102	802,584
Arthur J. Gallagher & Company	4,285	358,312
Chubb Ltd. (a)	10,868	1,578,034
Hartford Financial Services Group, Inc. (The)	8,449	441,967
Loews Corporation	6,243	320,203
Marsh & McLennan Companies, Inc.	11,834	1,115,828
Principal Financial Group, Inc.	6,739	385,201
Progressive Corporation (The)	13,716	1,071,905
Prudential Financial, Inc.	9,750	1,030,672
Travelers Companies, Inc. (The)	6,270	901,313
Willis Towers Watson PLC (a)	3,058	563,712
		8,569,731

Transportation - 2.7%
AMERCO	208	$77,619
ArcBest Corporation	542	16,564
Avis Budget Group, Inc. (b)	1,577	56,062
C.H. Robinson Worldwide, Inc.	3,221	260,901
CSX Corporation	18,943	1,508,431
Delta Air Lines, Inc.	4,072	237,357
Echo Global Logistics, Inc. (b)	579	13,282
Expeditors International of Washington, Inc.	4,038	320,698
Genesee & Wyoming, Inc., Class A (b)	1,398	123,933
Hertz Global Holdings, Inc. (b)	1,041	18,925
Kansas City Southern	2,381	293,196
Ryder System, Inc.	1,223	77,049
Southwest Airlines Company	3,328	180,478
Union Pacific Corporation	17,370	3,075,185
United Parcel Service, Inc., Class B	16,396	1,741,583
		8,001,263
Banks - 2.2%
Bank of Hawaii Corporation	987	81,309
BB&T Corporation	18,094	926,413
Cathay General Bancorp	1,769	65,082
CIT Group, Inc.	2,424	129,126
Citizens Financial Group, Inc.	11,125	402,725
Comerica, Inc.	3,782	297,227
First Republic Bank	3,883	410,122
Heartland Financial USA, Inc.	746	33,495
International Bancshares Corporation	1,312	54,409
KeyCorp	24,398	428,185
M&T Bank Corporation	3,140	534,020
New York Community Bancorp, Inc.	11,687	135,920
Old National Bancorp	3,624	61,898
People's United Financial, Inc.	9,682	167,402
PNC Financial Services Group, Inc. (The)	10,892	1,491,442
Regions Financial Corporation	24,667	383,079
Signature Bank	1,330	175,653
SVB Financial Group (b)	1,247	313,895
Umpqua Holdings Corporation	5,054	87,737
Zions Bancorp NA	4,519	222,922
		6,402,061
Telecommunication Services - 2.0%
CenturyLink, Inc.	22,790	260,262
Cincinnati Bell, Inc. (b)	853	7,591
Sprint Corporation (b)	19,610	109,424
Verizon Communications, Inc.	97,369	5,568,533
		5,945,810
Consumer Durables & Apparel - 1.9%
Callaway Golf Company	2,170	38,105
Capri Holdings Ltd. (a)(b)	3,554	156,660
Columbia Sportswear Company	712	71,179
Deckers Outdoor Corporation (b)	602	95,242
Ethan Allen Interiors, Inc.	540	11,934
Garmin Ltd. (a)	2,688	230,469
Hanesbrands, Inc.	8,572	154,896
Hasbro, Inc.	2,821	287,347
La-Z-Boy, Inc.	1,083	35,522
Mattel, Inc. (b)	7,937	96,752
Meritage Homes Corporation (b)	916	46,853
Mohawk Industries, Inc. (b)	1,488	202,740
Newell Brands, Inc.	11,052	158,928
NIKE, Inc., Class B	30,026	2,637,184
PVH Corporation	1,809	233,343
Tupperware Brands Corporation	1,119	26,632

Under Armour, Inc., Class A (b)	4,427	$102,220
Under Armour, Inc., Class C (b)	4,606	95,436
VF Corporation	7,933	748,955
Whirlpool Corporation	1,503	208,647
Wolverine World Wide, Inc.	2,179	80,209
		5,719,253
Commercial & Professional Services - 0.7%
ACCO Brands Corporation	2,208	20,181
ASGN, Inc. (b)	1,257	79,241
Copart, Inc. (b)	4,933	332,090
Deluxe Corporation	1,129	50,489
Exponent, Inc.	1,266	71,681
Heidrick & Struggles International, Inc.	502	17,962
HNI Corporation	1,054	38,692
ICF International, Inc.	433	33,718
IHS Markit Ltd. (a)(b)	9,297	532,346
Interface, Inc.	1,437	23,049
Kelly Services, Inc.	787	17,519
Knoll, Inc.	1,034	22,583
ManpowerGroup, Inc.	1,426	136,953
Navigant Consulting, Inc.	1,017	23,218
R.R. Donnelley & Sons Company	1,494	6,902
Resources Connection, Inc.	605	9,716
Robert Half International, Inc.	2,874	178,447
Steelcase, Inc.	1,926	33,301
Team, Inc. (b)	585	9,886
Tetra Tech, Inc.	1,315	85,107
TransUnion	4,340	302,281
TrueBlue, Inc. (b)	978	23,628
		2,048,990
Renewable Energy & Energy Efficiency - 0.6%
Acuity Brands, Inc.	922	134,916
Itron, Inc. (b)	792	42,499
Johnson Controls International, PLC	21,729	814,838
Ormat Technologies, Inc.	872	50,890
Tesla, Inc. (b)	3,025	722,037
		1,765,180
Food & Staples Retailing - 0.4%
Kroger Co. (The)	18,742	483,169
Sysco Corporation	11,692	822,766
		1,305,935
Automobiles & Components - 0.4%
Aptiv PLC (a)	6,207	531,940
Autoliv, Inc. (a)	2,005	157,372
BorgWarner, Inc.	4,922	205,592
Harley-Davidson, Inc.	3,870	144,080
		1,038,984
Utilities - 0.2%
American Water Works Company, Inc.	4,272	462,188

Healthy Living - 0.0%
Hain Celestial Group, Inc. (The) (b)	2,251	49,117
United Natural Foods, Inc. (b)	1,194	15,426
		64,543

Total Common Stocks (Cost $182,777,315)		293,361,301

Short-term Investment - 0.1%
UMB Money Market Fiduciary Account , 0.25% (c) (Cost $228,798)	$228,798

Total Short-term Investments (Cost $228,798)	228,798

TOTAL INVESTMENTS (d) - 99.9% (Cost $183,006,113)	293,590,099
Other Assets Less Liabilities - 0.1%	170,348
NET ASSETS -100.0%	$293,760,447

(a)	Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(d)	The cost of investments for federal income tax purposes is $187,216,432 resulting in gross unrealized appreciation and depreciation of $113,033,196 and $6,659,529 respectively, or net unrealized appreciation of $106,373,667.

See Notes to Schedule of Investments

Green Century MSCI International Index

PORTFOLIO OF INVESTMENTS

April 30, 2019

(Unaudited)

	SHARES	VALUE
Common Stocks - 99.1%
Japan* - 20.7%
Aeon Company, Ltd.	12,100	$223,687
Ajinomoto Company, Inc.	8,500	137,526
Asahi Kasei Corporation	21,800	224,679
Asics Corporation	3,600	44,351
Astellas Pharma, Inc.	32,500	440,176
Chugai Pharmaceutical Company, Ltd.	4,100	260,007
Daifuku Company, Ltd.	1,900	116,889
Daikin Industries Ltd.	4,200	534,742
Daiwa House Industry Company, Ltd.	10,100	283,098
Denso Corporation	7,700	336,452
Eisai Company, Ltd.	4,400	256,215
Fujitsu Ltd.	3,700	271,634
Hankyu Hanshin Holdings, Inc.	4,900	183,197
Honda Motor Company, Ltd.	27,300	761,751
Kao Corporation	8,200	633,019
KDDI Corporation	29,300	675,293
Kikkoman Corporation	2,700	125,726
Komatsu Ltd.	15,800	408,120
Kubota Corporation	17,200	261,874
Murata Manufacturing Company, Ltd.	9,000	451,923
Nintendo Company, Ltd.	1,900	654,390
Nippon Express Company, Ltd.	1,500	82,490
Nitto Denko Corporation	2,900	156,795
NTT DOCOMO, Inc.	22,200	482,086
Obayashi Corporation	13,400	131,730
Omron Corporation	3,600	193,371
Panasonic Corporation	38,600	355,437
Sekisui Chemical Company, Ltd.	8,400	134,849
Sekisui House Ltd.	13,100	211,215
Shimizu Corporation	12,100	103,640
Sompo Holdings, Inc.	6,000	226,459
Sony Corporation	20,900	1,052,693
Sumitomo Chemical Company, Ltd.	31,500	157,154
Sumitomo Metal Mining Company, Ltd.	4,300	135,252
Sumitomo Mitsui Trust Holdings, Inc.	6,500	226,793
Suntory Beverage & Food Ltd.	2,700	119,392
Sysmex Corporation	2,900	166,176
Tokyo Electron Ltd.	2,700	428,580
Tokyu Corporation	10,400	169,786
Toray Industries, Inc.	25,300	173,130
West Japan Railway Company	3,300	245,434
Yamaha Corporation	2,500	129,806
Yaskawa Electric Corporation	4,200	156,357
Yokogawa Electric Corporation	5,100	106,799
		12,630,173
Germany - 13.6%
adidas AG	2,992	770,689
Allianz SE	6,931	1,675,289
Beiersdorf AG	1,698	185,793
Deutsche Boerse AG	3,152	421,170
HeidelbergCement AG	2,537	205,290

Henkel AG & Company KGaA (a)	1,718	$163,824
Henkel AG & Company KGaA	2,900	293,513
Merck KGaA	2,244	239,185
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,474	615,653
SAP SE	16,157	2,082,733
Sartorius AG (a)	610	111,996
Siemens AG	12,592	1,509,780
		8,274,915
France - 12.3%
Atos SE	1,595	164,458
AXA SA	32,796	874,538
Bouygues SA	3,795	142,850
Cie Generale des Etablissements Michelin SCA	2,863	370,209
Danone SA	10,339	835,840
EssilorLuxottica SA	4,819	587,129
Gecina SA	865	129,241
Getlink	8,184	131,727
Kering	1,272	752,698
L'Oreal SA	4,187	1,151,624
Orange SA	33,776	527,862
Schneider Electric SE	9,183	777,197
Unibail-Rodamco-Westfield	2,316	398,079
Valeo SA	4,091	148,798
Vivendi SA	17,841	517,841
		7,510,091
Canada - 8.7%
Agnico Eagle Mines Ltd.	3,860	159,851
Bank of Montreal	10,310	814,364
Bank of Nova Scotia (The)	19,800	1,090,426
Canadian Imperial Bank of Commerce	7,142	601,395
Canadian National Railway Company	12,009	1,115,474
Canadian Tire Corporation Ltd., Class A	1,471	161,912
CGI Group, Inc. (b)	4,302	309,653
Gildan Activewear, Inc.	3,739	137,872
Lundin Mining Corporation	11,715	62,873
Metro, Inc.	5,254	190,206
Restaurant Brands International, Inc.	3,950	257,810
Rogers Communications, Inc., Class B	5,891	296,595
WSP Global, Inc.	1,898	102,487
		5,300,918
United Kingdom - 8.3%
Barratt Developments PLC	17,230	135,542
Berkeley Group Holdings PLC	2,186	107,234
BT Group PLC	139,191	415,341
Burberry Group PLC	7,386	194,665
Coca-Cola European Partners PLC	4,397	235,635
Croda International PLC	2,328	157,705
easyJet PLC	2,782	42,151
Investec PLC	13,627	86,482
ITV PLC	63,532	113,445
J Sainsbury PLC	32,592	94,682
Johnson Matthey PLC	3,374	147,183
Kingfisher PLC	41,917	144,531
Legal & General Group PLC	99,793	362,893
Marks & Spencer Group PLC	36,328	135,506
Mondi PLC	6,138	134,879
Pearson PLC	13,727	148,697
RELX PLC	32,802	753,616
Standard Chartered PLC	46,554	425,633
Unilever PLC	18,227	1,104,791

Wm Morrison Supermarkets PLC	47,958	$135,169
		5,075,780
Switzerland - 7.7%
Coca-Cola HBC AG (b)	3,717	133,120
Givaudan SA	155	401,323
Kuehne + Nagel International AG	952	138,371
Lonza Group AG (b)	1,256	387,871
Roche Holding AG	10,637	2,806,577
Swiss Re AG	5,093	490,319
Swisscom AG	450	209,669
Vifor Pharma AG	851	111,126
		4,678,376
Australia - 7.5%
AMP Ltd.	51,489	82,535
ASX Ltd.	5,954	312,822
BlueScope Steel Ltd.	10,444	99,250
Boral Ltd.	26,226	89,791
Brambles Ltd.	34,402	292,346
Cochlear Ltd.	167	22,076
Coles Group Ltd. (b)	5,414	48,138
Dexus	22,650	199,976
Goodman Group	31,046	288,911
GPT Group (The)	41,382	167,398
Insurance Australia Group Ltd.	45,365	252,077
LendLease Group	10,918	102,385
Mirvac Group	84,635	169,437
Newcrest Mining Ltd.	13,759	243,062
Ramsay Health Care Ltd.	3,223	148,430
Stockland	52,119	138,750
Sydney Airport	26,341	141,592
Transurban Group	52,321	495,465
Wesfarmers Ltd.	5,223	132,575
Westpac Banking Corporation	58,816	1,142,614
		4,569,630
Denmark - 3.7%
Coloplast A/S, Class B	2,141	231,274
Novo Nordisk A/S, Class B	30,043	1,471,943
Novozymes A/S	3,665	171,065
Pandora A/S	1,825	76,550
Vestas Wind Systems A/S	3,219	291,268
		2,242,100
Hong Kong - 2.8%
BOC Hong Kong Holdings Ltd.	64,000	286,861
Hang Seng Bank Ltd.	13,617	357,768
Hong Kong Exchanges & Clearing Ltd.	20,120	698,945
Hysan Development Company, Ltd.	16,000	89,676
MTR Corporation Ltd.	33,500	199,574
Swire Properties Ltd.	24,600	100,105
		1,732,929
Spain - 2.3%
Banco Bilbao Vizcaya Argentaria SA	108,994	662,766
Ferrovial SA	8,327	205,337
Industria de Diseno Textil SA	18,736	567,289
		1,435,392
Italy - 1.6%
Assicurazioni Generali SpA	18,783	364,421
Intesa Sanpaolo SpA	240,692	630,615
		995,036

Sweden - 1.6%
Boliden AB	5,027	$149,602
Essity AB, Class B	10,422	309,020
Skandinaviska Enskilda Banken AB, Class A	27,918	266,549
Skanska AB B Shares	6,589	114,742
Tele2 AB B Shares	8,713	116,401
		956,314
Singapore - 1.6%
Ascendas Real Estate Investment Trust	65,600	144,907
City Developments Ltd.	12,700	83,594
DBS Group Holdings Ltd.	30,449	633,201
Singapore Airlines Ltd.	12,200	86,929
		948,631
Ireland - 1.2%
CRH PLC (c)	51	1,712
CRH PLC (d)	13,445	452,291
Kerry Group PLC, Class A	2,748	307,594
		761,597
Netherlands - 1.2%
Akzo Nobel NV	3,880	329,660
CNH Industrial NV	17,081	185,699
STMicroelectronics NV	11,816	216,994
		732,353
Belgium - 1.0%
KBC Group NV	4,218	313,121
Solvay SA	1,317	158,795
Umicore SA	3,633	140,986
		612,902
Jersey - 0.9%
Ferguson PLC	3,933	279,885
WPP PLC	21,048	262,624
		542,509
Norway - 0.8%
Norsk Hydro ASA	24,166	104,085
Orkla ASA	16,448	129,092
Telenor ASA	12,320	247,653
		480,830
Finland - 0.6%
UPM-Kymmene OYJ	9,049	255,492
Wartsila OYJ Abp	7,590	121,533
		377,025
New Zealand - 0.3%
Fletcher Building Ltd.	19,730	67,977
Ryman Healthcare Ltd.	11,584	94,074
		162,051
Israel - 0.2%
Bank Hapoalim BM	19,310	142,154

Luxembourg - 0.2%
SES SA	6,495	110,508

Portugal - 0.2%
Jeronimo Martins SGPS SA	5,939	96,719

Austria - 0.1%
voestalpine AG	2,034	$65,441

Total Common Stocks (Cost $58,556,807)		60,434,374

Short-term Investment - 0.3%
UMB Money Market Fiduciary Account , 0.25% (e) (Cost $202,764)		202,764

Total Short-term Investments (Cost $202,764)		202,764

TOTAL INVESTMENTS (f) - 99.4% (Cost $58,759,571)		60,637,138
Other Assets Less Liabilities - 0.6%		361,444
NET ASSETS -100.0%		$60,998,582

*	All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 20.7% of Net Assets. Total value of these securities is $12,630,173.
(a)	Preference shares.
(b)	Non-income producing security.
(c)	Shares of this security are traded on the London Stock Exchange.
(d)	Shares of this security are traded on the Irish Stock Exchange.
(e)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(f)	The cost of investments for federal income tax purposes is $59,234,830 resulting in gross unrealized appreciation and depreciation of $4,972,407 and $3,570,099 respectively, or net unrealized appreciation of $1,402,308.

See Notes to Schedule of Investments

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers three separate series, the Green Century Balanced Fund (the “Balanced Fund”), the Green Century Equity Fund (the “Equity Fund”) and the Green Century MSCI International Index Fund (the “International Index Fund”), each a “Fund” and collectively, the “Funds”. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, diversified management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992, the Equity Fund Individual Investor Share Class commenced operations on September 13, 1995, the Equity Fund Institutional Share Class commenced operations on April 30, 2018, and the Individual Investor Share Class and Institutional Share Class of the International Index Fund commenced operations on September 30, 2016.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies:

(A)	Investment Valuation: Equity securities listed on U.S. national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on U.S. national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If a NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted U.S. equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation or valuation provided by a pricing service is deemed not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Certificates of deposit are valued at cost plus accrued interest, and short-term obligations maturing in sixty days or less are valued at amortized cost, both of which approximate market value.

For non-U.S. securities traded in foreign markets, the International Index Fund uses a fair value model developed by an independent pricing service to assist in valuing those securities. If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s next NAV is calculated, such event may cause the closing price on the foreign exchange to not represent the readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require a Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Examples of level 2 inputs include 1) quoted prices for identical or similar assets in markets that are not active 2) investments valued at amortized cost and 3) investments valued with inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.

In some cases, the inputs used to measure the fair value of an asset or a liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of April 30, 2019:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$172,670,934	$-	$-	$172,670,934
BONDS & NOTES	-	83,508,159	-	83,508,159
CERTIFICATES OF DEPOSIT	-	332,688	-	332,688
SHORT-TERM OBLIGATIONS	-	8,376,711	-	8,376,711
TOTAL	$172,670,934	$92,217,558	$-	$264,888,492

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

The following is a summary of the inputs used to value the Equity Fund’s net assets as of April 30, 2019:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$293,361,301	$-	$-	$293,361,301
SHORT-TERM OBLIGATIONS	-	228,798	-	228,798
TOTAL	$293,361,301	$228,798	$-	$293,590,099

The following is a summary of the inputs used to value the International Index Fund’s net assets as of April 30, 2019:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS
JAPAN	$-	$12,630,173	$-	$12,630,173
GERMANY	293,513	7,981,402	-	8,274,915
FRANCE	2,011,116	5,498,975	-	7,510,091
CANADA	5,300,918	-	-	5,300,918
UNITED KINGDOM	235,635	4,840,145	-	5,075,780
SWITZERLAND	-	4,678,376	-	4,678,376
AUSTRALIA	-	4,569,630	-	4,569,630
DENMARK	76,550	2,165,550	-	2,242,100
HONG KONG	-	1,732,929	-	1,732,929
SPAIN	-	1,435,392	-	1,435,392
ITALY	-	995,036	-	995,036
SWEDEN	-	956,314	-	956,314
SINGAPORE	-	948,631	-	948,631
IRELAND	307,594	454,003	-	761,597
NETHERLANDS	-	732,353	-	732,353
BELGIUM	-	612,902	-	612,902
JERSEY	-	542,509	-	542,509
NORWAY	-	480,830	-	480,830
FINLAND	-	377,025	-	377,025
NEW ZEALAND	-	162,051	-	162,051
ISRAEL	-	142,154	-	142,154
LUXEMBOURG	110,508	-	-	110,508
PORTUGAL	96,719	-	-	96,719
AUSTRIA	-	65,441	-	65,441
TOTAL COMMON STOCKS	8,432,553	52,001,821	-	60,434,374
SHORT-TERM OBLIGATIONS	-	202,764	-	202,764
TOTAL	$8,432,553	$52,204,585	$-	$60,637,138

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

There were no transfers into or out of Level 3 during the reporting period.

(B)	Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date. Income, expenses and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.

(C)	Options Transactions: The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund and the International Index Fund are authorized to utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or the International Index Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund or the International Index Fund. The use of options involves risk such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities. The Funds are also authorized to write put and call options. Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated. The Funds continue to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts. In the period ended April 30, 2019, neither the Balanced Fund, nor the Equity Fund, nor the International Index Fund utilized options or wrote put or call options.

(D)	Repurchase Agreements: The Funds may enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds’ adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings. As of April 30, 2019, neither the Balanced Fund, nor the Equity Fund, nor the International Index Fund held repurchase agreements.

(E)	Currency Translation and Contracts: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates. When a Fund purchases or sells foreign securities, it enters into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. The International Index Fund had no open foreign currency spot contracts outstanding as of April 30, 2019.

Item 2. Controls and Procedures

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ John R. Nolan
John R. Nolan
President and Principal Executive Officer
June 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John R. Nolan
John R. Nolan
President and Principal Executive Officer
June 25, 2019

/s/ John R Nolan
John R. Nolan
Treasurer and Principal Financial Officer
June 25, 2019